Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of options granted under each plan	As at December 31, 2024, the options granted and outstanding under each Plan were as follows:
The 2021 Plan	619,167
The 2024 Plan	4,020,750
The 2024 Plc Plan	704,250

Schedule of number of shares under option
The 2021 Plan	309,584
The 2024 Plan	2,010,375
The 2024 Plc Plan	352,125

Schedule of options outstanding and exercisable

Information relating to options outstanding and exercisable at December 31, 2025 and 2024 is as follows:

Activity	Number of Options	Weighted Avg. Exercise Price	Grant Date Fair Value	Aggregate grant-date fair value	Weighted Avg. Remaining Life
Outstanding options at Dec 31, 2023	1,107,083	0,001	851,860	849,698	7.9
Granted	1,885,625	1,179	7,590,933	4,874,513	10.0
Forfeited	(186,875)	0,001	(76,219)	(76,025)	7.4
Regranted	476,875	0,169	2,125,883	1,924,636	10.0
Cancelled	(610,625)	0,001	(496,805)	(495,611)	7.2
Options outstanding and exercisable at Dec 31, 2024	2,672,083		$9,995,652	$7,077,211
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Regranted	-	-	-	-	-
Cancelled	-	-	-	-	-
Options outstanding and exercisable at Dec 31, 2025	2,672,083		$9,995,652	$7,077,211

Schedule of aggregate intrinsic value of options outstanding and exercisable

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2025 and 2024 was approximately:

	2025	2024
Intrinsic value of options outstanding	$1.9 million	$4.2 million
Intrinsic value of options exercisable	$1.9 million	$4.2 million